Share Capital and Share Premium (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 29, 2021 $ / shares shares	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Jun. 29, 2021 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Dec. 09, 2020 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 10, 2020 $ / shares shares	Jun. 30, 2020 $ / shares
Disclosure of classes of share capital [line items]
Voting Rights								Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share.
Increase (decrease) in number of shares outstanding					342,857
Par value per share | $ / shares									$ 0.004
Exercise price of outstanding share options | $ / shares					$ 35
Proceeds From Warrant Exercises | $							$ 0	$ 0	$ 25
Proceeds from issuing shares | $							0	0	89,580
Share issue related cost | $									401
Share premium | $							$ 284,406	$ 284,406	$ 284,406
Maxim Group LLC [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding					51,393
Par value per share | $ / shares					$ 0.004
Exercise price of outstanding share options | $ / shares					$ 35
Option life, share options granted					5
Proceeds from exercise of options | $					$ 12,695
Maxim Group LLC [member] | 45-day option [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding					51,429
Par value per share | $ / shares					$ 0.004
Number Of Shares Called By Warrants					51,429
Institutional investors [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	2,155,000		3,850,000	8,900,000		1,256,765
Par value per share | $ / shares	$ 0.004		$ 0.004	$ 0.004		$ 0.004
Proceeds from issuing shares | $			$ 27,891	$ 46,581
Share issue related cost | $			$ 152	$ 129
Common Shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding									12,178
Par value per share | $ / shares							$ 0.004	$ 0.004	$ 0.004
Series B Preferred Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.001	0.001	0.001
Series B Preferred Shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Voting Rights							Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.
Increase (decrease) in number of shares outstanding		10,000
Par value per share | $ / shares		$ 0.001
Issue of preferred shares | $		$ 130
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.001	$ 0.001	$ 0.001
Number of shares outstanding								0
Class B Preferred Shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		10,000
Par value per share | $ / shares		$ 0.001
Issue of preferred shares | $		$ 130
Class A Warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares							$ 0.004	$ 0.004
Number Of Shares Called By Warrants							388,700	388,700
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity							5,550	5,550
Proceeds From Warrant Exercises | $							$ 194	$ 194
Number Of Warrants Outstanding							388,700	388,700
PP Warrants [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding										1,291,833
Number Of Shares Called By Warrants							1,291,833	1,291,833
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity										1,291,833
Number Of Warrants Outstanding							1,291,833	1,291,833
Purchase price of outstanding warrants | $ / shares										$ 18		$ 30
December Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Shares Called By Warrants							1,270,587	1,270,587
December Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares	6.25										$ 8.50
Number Of Shares Called By Warrants											1,270,587
January 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding							1,950,000	1,950,000
January 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	0.004
Exercise price of outstanding share options | $ / shares	$ 6.25
Number Of Shares Called By Warrants	1,950,000
February 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding							4,800,000	4,800,000
February 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 0.004
Exercise price of outstanding share options | $ / shares			$ 6.25
Number Of Shares Called By Warrants			4,800,000
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Warrants Outstanding							10,000,000	10,000,000
June 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0.004
Exercise price of outstanding share options | $ / shares				$ 5.00
Number Of Shares Called By Warrants				10,000,000